Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.5%
3R Petroleum Oleo E Gas SA(a)	76,049	$454,348
3R Petroleum Oleo E Gas SA	11,989	70,777
AES Brasil Energia SA	111,106	266,744
Aliansce Sonae Shopping Centers SA	183,553	784,025
Alliar Medicos A Frente SA(a)	16,936	76,747
Alupar Investimento SA	50,527	287,924
Ambipar Participacoes e Empreendimentos SA	27,448	112,750
Arezzo Industria e Comercio SA	25,988	377,887
Armac Locacao Logistica E Servicos SA	47,888	148,290
Auren Energia SA	106,519	295,624
Boa Vista Servicos SA	87,308	130,102
BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,104	81,219
BRF SA(a)	226,227	362,530
Cia. Brasileira de Aluminio	58,984	60,457
Cia. Brasileira de Distribuicao(a)	60,663	194,665
Cia. de Saneamento de Minas Gerais Copasa MG	76,358	300,116
Cia. de Saneamento do Parana	64,678	258,161
Cielo SA	479,099	441,013
CM Hospitalar SA	47,377	160,155
Cogna Educacao(a)	670,724	382,077
Cury Construtora e Incorporadora SA	48,764	132,740
Cyrela Brazil Realty SA Empreendimentos e Participacoes	107,383	395,387
Dexco SA	144,139	251,440
EcoRodovias Infraestrutura e Logistica SA	100,886	127,268
EDP - Energias do Brasil SA	98,249	445,416
Embraer SA(a)	263,165	986,616
Enauta Participacoes SA	42,267	106,390
Ez Tec Empreendimentos e Participacoes SA	44,676	155,252
Fleury SA	91,908	282,429
GPS Participacoes e Empreendimentos SA(b)	120,742	354,137
Grendene SA	142,861	195,989
Grupo De Moda Soma SA	201,042	410,144
Grupo Mateus SA(a)	200,650	288,321
Grupo SBF SA	50,735	105,004
Iguatemi SA	91,177	391,069
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	29,492	146,434
Iochpe Maxion SA	51,223	130,246
IRB Brasil Resseguros S/A(a)	22,996	172,245
JHSF Participacoes SA	121,882	113,394
Locaweb Servicos de Internet SA(b)	143,153	216,142
LOG Commercial Properties e Participacoes SA	21,978	101,241
M. Dias Branco SA	25,258	192,125
Mahle-Metal Leve SA	18,469	150,059
Marfrig Global Foods SA	111,033	145,321
Mills Estruturas e Servicos de Engenharia SA	46,355	107,269
Minerva SA	101,762	204,996
Movida Participacoes SA	53,363	107,393
MRV Engenharia e Participacoes SA	110,230	219,013
Multiplan Empreendimentos Imobiliarios SA	106,814	558,566
Odontoprev SA	107,091	224,386
Omega Energia SA(a)	73,949	143,575
Oncoclinicas do Brasil Servicos Medicos SA(a)	53,728	115,964
Orizon Valorizacao de Residuos SA(a)	21,170	152,725
Pet Center Comercio e Participacoes SA	140,671	201,026
Petroreconcavo SA	49,421	167,844
Santos Brasil Participacoes SA	202,940	398,016
Sao Martinho SA	59,276	422,607
Security	Shares	Value

Brazil (continued)
SIMPAR SA	148,993	$271,361
SLC Agricola SA	39,858	271,284
Smartfit Escola de Ginastica e Danca SA(a)	88,731	333,181
Transmissora Alianca de Energia Eletrica SA	72,665	528,806
Tres Tentos Agroindustrial SA	44,968	105,478
Tupy SA	29,200	146,538
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	130,451	330,929
Via S/A(a)	483,876	226,997
Vivara Participacoes SA	43,800	219,980
YDUQS Participacoes SA	96,652	268,049
		16,966,403
Chile — 0.7%
Aguas Andinas SA, Class A	1,211,262	394,779
Banco Itau Chile SA, NVS	21,641	225,228
CAP SA	33,361	234,761
Colbun SA	3,177,690	462,959
Empresa Nacional de Telecomunicaciones SA	63,760	239,295
Engie Energia Chile SA(a)	135,999	116,690
Parque Arauco SA	233,235	328,255
Plaza SA	166,659	210,894
SMU SA	1,286,844	217,650
Sociedad de Inversiones Oro Blanco SA	11,613,357	95,344
Vina Concha y Toro SA	228,860	259,938
		2,785,793
China — 8.4%
361 Degrees International Ltd.(a)(c)	365,000	165,141
Agora Inc., ADR(a)	25,623	70,207
AK Medical Holdings Ltd.(b)	292,000	260,489
Alibaba Pictures Group Ltd.(a)	4,380,000	224,026
A-Living Smart City Services Co. Ltd., Class A(b)	292,000	182,204
Alliance International Education Leasing Holdings Ltd. (a)(b)	292,200	208,596
Alphamab Oncology(a)(b)(c)	158,000	161,823
Angelalign Technology Inc.(a)(b)	14,600	135,364
Anhui Expressway Co. Ltd., Class H	146,000	149,161
Anxin-China Holdings Ltd.(d)	1,084,000	1
Ascentage Pharma Group International(a)(b)(c)	87,600	228,613
Asia Cement China Holdings Corp.	255,500	110,286
Ausnutria Dairy Corp. Ltd.	146,000	62,522
Bairong Inc. (a)(b)(c)	109,500	133,199
Baozun Inc., ADR(a)(c)	22,119	86,928
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	54,750	105,016
Beijing Jingneng Clean Energy Co. Ltd., Class H	584,000	137,248
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	146,000	272,489
Binjiang Service Group Co. Ltd.	44,000	111,679
BOE Varitronix Ltd.	146,000	194,399
Boshiwa International Holding Ltd.(d)	32,000	—
Brii Biosciences Ltd.(a)(c)	162,500	77,552
Canaan Inc., ADR(a)(c)	72,076	147,035
Canvest Environmental Protection Group Co. Ltd.	259,000	126,020
CARsgen Therapeutics Holdings Ltd., NVS(a)(b)	109,500	145,623
Central China New Life Ltd.	256,000	85,789
CGN Mining Co. Ltd.(a)	1,095,000	114,643
CGN New Energy Holdings Co. Ltd.	520,000	154,205
Chervon Holdings Ltd.	43,800	192,017
China Animal Healthcare Ltd.(d)	126,000	—
China Aoyuan Group Ltd.(a)(c)(d)	603,000	37,804
China BlueChemical Ltd., Class H	558,000	122,597

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Conch Environment Protection Holdings Ltd.(a)(c)	657,000	$194,024
China Datang Corp. Renewable Power Co. Ltd., Class H	949,000	342,108
China East Education Holdings Ltd.(b)	219,000	90,102
China Education Group Holdings Ltd.(c)	418,000	339,178
China Everbright Greentech Ltd.(b)(c)	584,000	94,745
China Everbright Ltd.	438,000	280,261
China Foods Ltd.	518,000	165,465
China High Speed Transmission Equipment Group Co. Ltd.(a)	232,000	77,606
China Huiyuan Juice Group Ltd.(d)	379,000	—
China Lilang Ltd.	319,000	167,027
China Metal Recycling Holdings Ltd.(d)	12,000	—
China Modern Dairy Holdings Ltd.(c)	1,241,000	145,812
China New Higher Education Group Ltd.(b)	365,000	111,816
China Nonferrous Mining Corp Ltd.	620,000	297,727
China Oriental Group Co. Ltd.	876,000	118,699
China Overseas Grand Oceans Group Ltd.	669,000	299,866
China Renaissance Holdings Ltd.(b)(c)(d)	172,500	131,060
China Resources Medical Holdings Co. Ltd.	365,000	287,439
China Shineway Pharmaceutical Group Ltd.	146,000	160,472
China South City Holdings Ltd.(a)(c)	2,482,000	142,789
China Tobacco International HK Co. Ltd.	146,000	172,274
China Travel International Investment Hong Kong Ltd.(a)(c)	876,000	167,795
China Water Affairs Group Ltd.(c)	292,000	215,437
China XLX Fertiliser Ltd.	314,000	168,706
China Youran Dairy Group Ltd.(b)(c)	511,000	114,193
China Youzan Ltd.(a)(c)	5,712,000	97,114
Chindata Group Holdings Ltd., ADR(a)(c)	51,173	291,686
CIFI Ever Sunshine Services Group Ltd.(d)	64,000	18,268
CIFI Holdings Group Co. Ltd.(c)(d)	854,000	60,741
CIMC Enric Holdings Ltd.	292,000	240,709
Cloud Music Inc.(a)(b)	21,900	232,831
CMGE Technology Group Ltd.(a)(c)	584,000	148,455
COFCO Joycome Foods Ltd.(c)	1,022,000	239,015
Concord New Energy Group Ltd.	2,920,000	257,163
Cosmopolitan International Holdings Ltd.(a)	584,000	96,209
CStone Pharmaceuticals(a)(b)	297,500	107,917
Dada Nexus Ltd., ADR(a)(c)	27,156	126,547
Digital China Holdings Ltd.	502,000	204,549
DingDong Cayman Ltd.(a)(c)	37,157	86,576
Everest Medicines Ltd.(a)(b)(c)	73,000	101,395
Excellence Commercial Property & Facilities Management Group Ltd.(c)	304,000	91,728
FIH Mobile Ltd. (a)	1,460,000	141,588
FinVolution Group, ADR	50,078	193,301
Fu Shou Yuan International Group Ltd.	585,000	426,723
Fufeng Group Ltd.(c)	584,400	318,936
Gemdale Properties & Investment Corp. Ltd.	3,184,000	166,897
Genertec Universal Medical Group Co. Ltd.(b)	511,000	303,960
Global New Material International Holdings Ltd.	292,000	160,983
Golden Solar New Energy Technology Holdings Ltd. (a)(c)	292,800	227,068
GOME Retail Holdings Ltd.(a)(c)(d)	5,175,000	56,790
Grand Pharmaceutical Group Ltd., Class A	511,000	331,553
Greentown Management Holdings Co. Ltd.(b)	292,000	241,318
Guangzhou R&F Properties Co. Ltd., Class H(a)(c)	613,200	91,743
Guizhou Zhongyida Co. Ltd.(a)	226,400	97,980
Gushengtang Holdings Ltd.(a)	58,400	349,037
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	1,168,000	235,770
Hainan Meilan International Airport Co. Ltd., Class H(a)	109,000	184,194
Security	Shares	Value

China (continued)
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	151,464	$180,948
Harbin Electric Co. Ltd., Class H(a)	348,000	131,519
Helens International Holdings Co. Ltd. (a)(c)	177,500	197,083
Hello Group Inc., ADR	65,554	529,021
Hope Education Group Co. Ltd.(a)(b)	1,884,000	134,878
Hopson Development Holdings Ltd.	313,900	265,622
Hua Han Health Industry Holdings Ltd.(d)	1,112,400	1
Hua Medicine(a)(b)	365,000	86,513
Huabao International Holdings Ltd.(c)	365,000	143,993
HUTCHMED China Ltd.(a)	182,500	442,354
HUYA Inc., ADR(a)(c)	32,704	95,169
iDreamSky Technology Holdings Ltd.(a)(b)(c)	408,800	156,764
I-Mab, ADR(a)	31,420	97,402
Inspur Digital Enterprise Technology Ltd.(a)	292,000	111,914
Jinchuan Group International Resources Co. Ltd.	1,825,000	96,714
JinkoSolar Holding Co. Ltd., ADR(a)(c)	16,790	703,669
Jinxin Fertility Group Ltd.(b)	730,000	377,063
Joy Spreader Group Inc.(a)(c)	730,000	81,169
Kangji Medical Holdings Ltd.	182,500	198,024
Keymed Biosciences Inc.(a)(b)	73,000	380,330
Kingsoft Cloud Holdings Ltd., ADR(a)	40,953	182,650
Kintor Pharmaceutical Ltd. (a)(b)(c)	146,000	71,725
KWG Group Holdings Ltd.(a)(c)	547,500	43,389
Lee & Man Paper Manufacturing Ltd.	511,000	173,075
Lepu Biopharma Co. Ltd.	125,000	95,461
LexinFintech Holdings Ltd., ADR(a)	48,910	98,309
Lifetech Scientific Corp. (a)	1,606,000	477,652
LK Technology Holdings Ltd.	182,500	162,149
Lonking Holdings Ltd.	1,022,000	150,207
Luoyang Glass Co. Ltd., Class H (a)(c)	146,000	112,590
Luye Pharma Group Ltd. (a)(b)	803,000	358,106
Meitu Inc.(a)(b)(c)	898,500	206,641
MH Development Ltd.(d)	32,500	680
Midea Real Estate Holding Ltd.(b)(c)	153,600	134,059
Ming Yuan Cloud Group Holdings Ltd.	292,000	125,198
MMG Ltd.(a)	1,168,000	350,843
Mobvista Inc.(a)(b)	292,000	138,066
National Agricultural Holdings Ltd., NVS(d)	354,000	452
Nayuki Holdings Ltd.(a)(c)	182,500	136,913
NetDragon Websoft Holdings Ltd.	124,500	224,766
New Horizon Health Ltd.(a)(b)	102,500	368,218
Nexteer Automotive Group Ltd.(c)	365,000	163,164
Noah Holdings Ltd., ADR(a)(c)	14,527	225,459
Ocumension Therapeutics(a)(b)	143,000	127,029
Peijia Medical Ltd.(a)(b)	213,000	185,657
Pou Sheng International Holdings Ltd.	660,000	58,280
Powerlong Real Estate Holdings Ltd.(c)	438,000	49,884
Productive Technologies Co. Ltd.(a)	1,168,000	113,363
Radiance Holdings Group Co. Ltd.(a)(c)	367,000	167,320
Redco Properties Group Ltd.(a)(b)(c)(d)	570,000	72,640
RLX Technology Inc., ADR(a)(c)	207,831	355,391
Seazen Group Ltd.(a)	876,000	154,545
Shanghai Industrial Holdings Ltd.	219,000	307,074
Shenzhen Investment Ltd.	1,022,000	180,041
Shoucheng Holdings Ltd.	1,169,200	312,250
Shougang Fushan Resources Group Ltd.	730,000	223,816
Shui On Land Ltd.	1,720,000	206,500
Sihuan Pharmaceutical Holdings Group Ltd.	1,912,000	180,627
Sino-Ocean Group Holding Ltd.(a)(c)	1,387,000	84,208

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sinopec Engineering Group Co. Ltd., Class H	606,500	$257,006
Sinopec Kantons Holdings Ltd.	438,000	158,887
Skyworth Group Ltd.(c)	438,000	218,924
SOHO China Ltd.(a)	1,131,500	167,793
SSY Group Ltd.	584,000	359,569
Sun King Technology Group Ltd.(a)	458,000	91,902
Sunac Services Holdings Ltd.(b)	365,000	99,873
Superb Summit International Group Ltd.(d)	11,913	—
SY Holdings Group Ltd.(c)	247,500	182,078
TCL Electronics Holdings Ltd.	365,000	149,686
Tiangong International Co. Ltd.	730,000	197,303
Tianjin Port Development Holdings Ltd.	878,000	63,907
Tianli International Holdings Ltd.	438,000	124,177
Tianneng Power International Ltd.(c)	292,000	335,700
Tong Ren Tang Technologies Co. Ltd., Class H	259,000	229,219
Tongdao Liepin Group(a)	116,800	127,995
Towngas Smart Energy Co. Ltd.(c)	438,000	194,678
Truly International Holdings Ltd.	876,000	91,681
Tuya Inc.(a)(c)	88,111	174,460
Untrade SMI Holdings(d)	468,800	1
Untradelumena Newmat, NVS(d)	5,249	—
Up Fintech Holding Ltd., ADR(a)(c)	50,643	153,448
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	123,000	114,882
Vnet Group Inc., ADR(a)(c)	37,240	95,707
Weimob Inc.(a)(b)(c)	861,000	399,760
West China Cement Ltd.	1,460,000	154,829
Wuling Motors Holdings Ltd.(c)	730,000	62,443
XD Inc.(a)(c)	116,800	305,421
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	255,500	143,058
Yeahka Ltd.(a)	87,600	224,121
Yidu Tech Inc. (a)(b)	207,200	130,994
Youdao Inc., ADR(a)(c)	12,629	56,199
Yuexiu REIT(c)	1,095,000	264,510
Yuexiu Transport Infrastructure Ltd.	542,000	257,353
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	401,500	156,093
Zhuguang Holdings Group Co. Ltd.(a)(c)	1,022,000	86,157
		31,434,382
Colombia — 0.1%
Cementos Argos SA	150,599	107,619
Grupo Argos SA(d)	122,275	256,915
		364,534
Czech Republic — 0.1%
Colt CZ Group SE	3,181	85,277
Philip Morris CR AS	167	127,010
		212,287
Egypt — 0.2%
Abou Kir Fertilizers & Chemical Industries	49,650	76,115
Cairo Investment & Real Estate Development Co. SAE	134,772	49,272
Cleopatra Hospital(a)	470,267	69,703
E-Finance for Digital & Financial Investments, NVS	136,613	78,298
EISewedy Electric Co.	267,345	166,555
Ezz Steel Co. SAE	35,175	44,612
Fawry for Banking & Payment Technology Services SAE(a)	339,221	62,530
Misr Fertilizers Production Co. SAE	17,546	91,989
Talaat Moustafa Group	499,040	152,592
Telecom Egypt Co.	212,632	166,504
		958,170
Security	Shares	Value

Greece — 0.6%
Aegean Airlines SA(a)	24,236	$258,956
Athens Water Supply & Sewage Co. SA	16,959	118,372
GEK Terna Holding Real Estate Construction SA	22,849	331,505
Hellenic Energy Holdings SA	14,673	125,278
Holding Co. ADMIE IPTO SA	31,841	65,357
LAMDA Development SA(a)	33,211	226,902
Piraeus Financial Holdings SA(a)	271,779	803,633
Sarantis SA	12,374	98,141
Titan Cement International SA(c)	17,897	317,866
		2,346,010
Hong Kong — 0.0%
China Zhongwang Holdings Ltd.	696,800	1

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	124,392	149,999

India — 23.3%
360 ONE WAM Ltd.	61,904	312,772
3M India Ltd.	1,241	377,136
Aarti Drugs Ltd.	14,381	75,981
Aarti Industries Ltd.	71,905	444,697
Aarti Pharmalabs Ltd., NVS(a)	18,616	83,042
Aavas Financiers Ltd.(a)	18,402	310,694
Aditya Birla Capital Ltd.(a)	190,530	391,599
Aditya Birla Fashion and Retail Ltd.(a)	123,151	299,549
Advanced Enzyme Technologies Ltd.	23,506	78,252
Aegis Logistics Ltd.	57,524	248,957
Affle India Ltd.(a)	24,090	278,797
AIA Engineering Ltd.	16,571	613,697
Ajanta Pharma Ltd.	17,301	273,344
Alembic Pharmaceuticals Ltd.	17,374	114,703
Alkyl Amines Chemicals	5,256	157,293
Allcargo Logistics Ltd.	36,208	116,400
Allcargo Terminals Ltd.	44,331	21,857
Alok Industries Ltd.(a)	629,771	102,238
Amara Raja Batteries Ltd.	34,894	253,241
Amber Enterprises India Ltd.(a)	7,373	188,447
Angel One Ltd.	12,483	202,661
Apar Industries Ltd.	6,059	203,245
APL Apollo Tubes Ltd.	62,640	859,388
Apollo Tyres Ltd.	132,787	626,629
Aptus Value Housing Finance India Ltd.	33,808	107,065
Asahi India Glass Ltd.	31,463	171,570
Ashok Leyland Ltd.	576,116	1,017,338
Aster DM Healthcare Ltd.(a)(b)	62,634	204,063
Astral Ltd.	46,501	1,022,285
AstraZeneca Pharma India Ltd.	2,701	116,377
Atul Ltd.	5,913	480,924
Avanti Feeds Ltd.	18,749	88,484
Bajaj Electricals Ltd.	18,615	256,911
Balaji Amines Ltd.	4,088	103,841
Balrampur Chini Mills Ltd.	53,229	252,226
BASF India Ltd.	4,855	148,384
Bata India Ltd.	19,119	365,698
Bayer CropScience Ltd.	5,767	294,709
BEML Ltd., (Acquired 02/10/22, Cost: $200,469)(e)	8,833	153,244
BEML Ltd., NVS(a)	16,060	29,924
Bharat Dynamics Ltd.	17,978	239,145
Bharat Heavy Electricals Ltd.	383,031	378,631
Biocon Ltd.	155,928	461,897
Birla Corp. Ltd.	11,023	149,338

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Birlasoft Ltd.	68,255	$282,708
BLS International Services Ltd.	56,940	125,768
Blue Dart Express Ltd.	2,263	170,244
Blue Star Ltd.	24,382	424,397
Borosil Renewables Ltd.(a)	20,075	132,209
Brigade Enterprises Ltd.	46,428	315,386
Brightcom Group Ltd.	381,790	86,025
Brookfield India Real Estate Trust(b)	54,354	180,552
BSE Ltd.	25,192	169,567
Campus Activewear Ltd.(a)	22,995	84,423
Can Fin Homes Ltd.	31,536	269,319
Carborundum Universal Ltd.	43,508	604,086
Castrol India Ltd.	175,800	238,471
CCL Products India Ltd.	37,829	289,967
CE Info Systems Ltd.(a)	8,182	106,995
Ceat Ltd.	8,979	209,085
Central Depository Services India Ltd.	19,783	247,977
Century Plyboards India Ltd.	19,345	130,083
Century Textiles & Industries Ltd.	24,820	239,222
Cera Sanitaryware Ltd.	1,533	139,367
CESC Ltd.	237,980	198,893
Chalet Hotel Ltd.(a)	24,236	126,814
Chambal Fertilisers and Chemicals Ltd.	72,124	243,933
Chemplast Sanmar Ltd.(a)	26,923	147,679
Cholamandalam Financial Holdings Ltd.	41,245	398,421
City Union Bank Ltd.	134,174	202,674
Clean Science and Technology	9,344	159,972
Coforge Ltd.	14,009	769,594
Computer Age Management Services Ltd.	11,169	298,868
Coromandel International Ltd.	44,019	510,367
CreditAccess Grameen Ltd.(a)	20,888	311,330
CRISIL Ltd.	6,758	310,071
Crompton Greaves Consumer Electricals Ltd.	225,644	748,752
Cummins India Ltd.	50,662	1,076,206
Cyient Ltd.	34,164	535,527
Dalmia Bharat Ltd.	29,127	749,475
Data Patterns India Ltd.(a)	8,468	172,649
Deepak Fertilisers & Petrochemicals Corp. Ltd.	27,375	176,428
Deepak Nitrite Ltd.	25,039	626,937
Delhivery Ltd.(a)	63,291	266,932
Delta Corp. Ltd.	46,193	135,238
Devyani International Ltd.(a)	98,185	218,732
Dixon Technologies India Ltd.	12,045	564,043
Dr Lal PathLabs Ltd.(b)	14,899	365,471
Easy Trip Planners Ltd., NVS(a)	203,816	113,097
eClerx Services Ltd.	9,867	194,161
EID Parry India Ltd.	39,990	227,436
Elecon Engineering Co. Ltd.	16,571	105,713
Elgi Equipments Ltd.	69,404	447,697
Emami Ltd.	66,746	315,761
Embassy Office Parks REIT	179,434	667,988
Endurance Technologies Ltd.(b)	12,775	221,318
Engineers India Ltd.	147,460	197,409
EPL Ltd.	60,298	131,944
Equitas Small Finance Bank Ltd.(a)(b)	154,760	161,622
Eris Lifesciences Ltd.(b)	17,885	138,634
Escorts Kubota Ltd.	11,461	301,000
Exide Industries Ltd.(a)	182,062	464,270
Federal Bank Ltd.	625,026	944,748
Fine Organic Industries Ltd.	3,212	174,410
Security	Shares	Value

India (continued)
Finolex Cables Ltd.	30,806	$297,706
Finolex Industries Ltd.	106,726	229,225
Firstsource Solutions Ltd.	116,980	189,996
Fortis Healthcare Ltd.(a)	187,318	620,324
GHCL Ltd.	23,447	137,117
GHCL Textiles Ltd.	24,089	12,809
GlaxoSmithKline Pharmaceuticals Ltd.	11,315	178,566
Glenmark Pharmaceuticals Ltd.	54,896	396,773
Global Health Ltd., NVS(a)	28,543	204,123
GMM Pfaudler Ltd.	13,140	233,111
GMR Airports Infrastructure Ltd.(a)	937,193	458,347
Go Fashion India Ltd.(a)	7,054	91,872
Godawari Power and Ispat Ltd.	23,287	101,123
Godfrey Phillips India Ltd.	5,475	115,203
Godrej Industries Ltd.(a)	17,994	104,306
Granules India Ltd.	57,159	194,842
Graphite India Ltd.	33,215	130,340
Great Eastern Shipping Co. Ltd. (The)	44,311	367,710
Greaves Cotton Ltd.	66,178	104,134
Greenpanel Industries Ltd.	20,294	79,661
Grindwell Norton Ltd.	17,009	428,504
Gujarat Ambuja Exports Ltd.	31,171	91,141
Gujarat Fluorochemicals Ltd.	9,885	406,957
Gujarat Gas Ltd.	66,284	405,259
Gujarat Mineral Development Corp. Ltd.	52,314	105,879
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,733	218,260
Gujarat State Fertilizers & Chemicals Ltd.	61,247	116,487
Gujarat State Petronet Ltd.	123,838	449,290
Happiest Minds Technologies Ltd.	27,158	301,503
HFCL Ltd.	293,752	229,310
HG Infra Engineering Ltd.	11,607	127,018
Hindustan Foods Ltd.(a)	15,622	106,987
Hitachi Energy India Ltd.	3,985	185,152
ICICI Securities Ltd.(b)	41,300	247,396
IDFC First Bank Ltd.(a)	1,227,933	1,061,065
IDFC Ltd.	484,939	580,360
IIFL Finance Ltd.	67,014	360,470
India Cements Ltd. (The)	62,853	153,487
Indiabulls Housing Finance Ltd.(a)	122,704	170,486
Indiabulls Real Estate Ltd.(a)	202,648	164,442
IndiaMART Intermesh Ltd.(b)	6,205	418,093
Indian Bank	106,580	347,097
Indian Energy Exchange Ltd.(b)	168,630	311,438
Indigo Paints Ltd.	4,891	86,038
Intellect Design Arena Ltd.	36,500	258,058
ION Exchange India Ltd.	3,285	151,397
Ipca Laboratories Ltd.	51,392	435,018
IRB Infrastructure Developers Ltd., NVS	528,590	182,334
Jaiprakash Power Ventures Ltd.(a)	1,500,368	108,637
JB Chemicals & Pharmaceuticals Ltd.	14,282	362,994
JBM Auto Ltd.	11,169	108,926
Jindal Stainless Ltd.	140,939	499,687
JK Cement Ltd.	14,381	557,373
JK Lakshmi Cement Ltd.	27,448	219,664
JK Paper Ltd.	42,095	167,082
JM Financial Ltd.	245,864	208,322
Jubilant Ingrevia Ltd.	29,576	140,122
Jubilant Pharmova Ltd.	33,507	133,528
Just Dial Ltd.(a)	12,037	101,443
Jyothy Labs Ltd.	47,523	120,129

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Kajaria Ceramics Ltd.	31,682	$489,007
Kansai Nerolac Paints Ltd.	54,706	291,245
Karnataka Bank Ltd. (The)	69,131	126,343
Karur Vysya Bank Ltd. (The)	163,666	209,403
Kaveri Seed Co. Ltd.	16,936	102,823
KEC International Ltd.	52,980	334,174
KEI Industries Ltd.	24,747	596,584
Kirloskar Ferrous Industries Ltd.	29,857	158,156
Kirloskar Oil Engines Ltd.	37,270	182,222
KNR Constructions Ltd.	86,724	258,694
KPIT Technologies Ltd.	63,437	813,671
KPR Mill Ltd.	35,601	246,766
KRBL Ltd.	21,827	96,102
Krishna Institute Of Medical Sciences Ltd.(a)(b)	17,532	344,090
L&T Finance Holdings Ltd.	304,289	382,505
Lakshmi Machine Works Ltd.	1,961	271,412
Laurus Labs Ltd.(b)	132,591	529,734
Laxmi Organic Industries Ltd.	25,769	79,727
Lemon Tree Hotels Ltd.(a)(b)	215,250	249,309
LIC Housing Finance Ltd.	113,036	507,677
Linde India Ltd.	8,537	407,756
LT Foods Ltd.	69,934	96,754
Mahanagar Gas Ltd.	26,369	336,781
Mahindra & Mahindra Financial Services Ltd.	203,962	699,796
Mahindra CIE Automotive Ltd.	42,048	230,577
Mahindra Lifespace Developers Ltd.	36,415	197,906
Manappuram Finance Ltd.	216,294	287,844
Mastek Ltd.	6,716	166,668
Max Financial Services Ltd.(a)	86,067	734,251
Medplus Health Services Ltd.(a)	19,512	191,279
Metropolis Healthcare Ltd.(b)	11,023	173,408
Mindspace Business Parks REIT(b)	82,417	304,177
Motherson Sumi Wiring India Ltd.	751,024	524,401
Motilal Oswal Financial Services Ltd.	16,936	130,336
MTAR Technologies Ltd.(a)	6,935	158,924
Multi Commodity Exchange of India Ltd.	9,552	167,786
Narayana Hrudayalaya Ltd.	33,288	358,961
Natco Pharma Ltd.	29,981	224,237
National Aluminium Co. Ltd.	329,814	333,531
Navin Fluorine International Ltd.	12,848	723,943
Nazara Technologies Ltd.(a)	12,702	98,300
NCC Ltd./India	203,889	293,482
Network18 Media & Investments Ltd.(a)	65,262	48,280
NIIT Ltd.(a)	35,916	173,523
Nippon Life India Asset Management Ltd.(b)	48,545	146,442
Nuvoco Vistas Corp. Ltd.(a)	46,501	189,927
Oberoi Realty Ltd.	52,518	590,055
Oil India Ltd.	98,769	306,867
Olectra Greentech Ltd.	18,031	159,942
Oracle Financial Services Software Ltd.	8,468	371,517
Orient Electric Ltd.	56,648	163,378
Paisalo Digital Ltd.	123,370	81,047
PB Fintech Ltd.(a)	74,606	545,506
Persistent Systems Ltd.	18,615	1,153,100
Phoenix Mills Ltd. (The)	43,143	764,504
Piramal Enterprises Ltd.	44,916	418,288
Piramal Pharma Ltd., NVS(a)	197,843	194,387
PNB Housing Finance Ltd.(a)(b)	34,383	209,726
PNC Infratech Ltd.	47,961	181,935
Poly Medicure Ltd.	20,586	242,413
Security	Shares	Value

India (continued)
Polycab India Ltd.	221	$9,135
Polyplex Corporation Ltd.	7,615	124,742
Poonawalla Fincorp Ltd.	99,791	416,211
Praj Industries Ltd.	47,231	224,446
Prestige Estates Projects Ltd.	64,817	378,167
Procter & Gamble Health Ltd.	3,358	212,461
PVR Inox Ltd.(a)	28,616	489,028
Quess Corp. Ltd.(b)	29,492	144,516
Radico Khaitan Ltd.	31,828	449,398
Rail Vikas Nigam Ltd.	98,819	143,334
Rain Industries Ltd.	86,279	158,877
Rainbow Children’s Medicare Ltd.	22,192	264,348
Rajesh Exports Ltd.	24,601	165,097
Rajratan Global Wire Ltd.	8,833	81,680
Ramco Cements Ltd. (The)	43,116	470,447
Ratnamani Metals & Tubes Ltd.	11,932	333,371
RattanIndia Enterprises Ltd.(a)	186,223	85,017
Raymond Ltd.	14,527	274,406
RBL Bank Ltd.(a)(b)	187,604	366,956
REC Ltd.	461,978	789,610
Redington Ltd.	230,912	485,658
Relaxo Footwears Ltd.	20,951	228,153
Reliance Infrastructure Ltd.(a)	89,000	144,548
Reliance Power Ltd.(a)	1,005,283	156,987
Rhi Magnesita India Ltd.	23,939	189,505
Route Mobile Ltd.	13,943	241,652
Safari Industries India Ltd.	4,891	160,409
Sanofi India Ltd.	3,066	251,648
Saregama India Ltd.	40,436	158,424
Sharda Cropchem Ltd.	7,884	45,810
Sheela Foam Ltd.(a)	10,950	133,470
Shoppers Stop Ltd.(a)	19,977	183,515
Shree Renuka Sugars Ltd.(a)	287,620	145,584
SKF India Ltd.	10,074	537,347
Sobha Ltd.	16,644	104,636
Solar Industries India Ltd.	11,315	512,611
Sonata Software Ltd.	32,799	384,767
South Indian Bank Ltd. (The)(a)	430,602	89,590
Sterlite Technologies Ltd.	78,840	141,678
Sumitomo Chemical India Ltd.	37,476	180,333
Sun TV Network Ltd.	30,806	165,225
Sundram Fasteners Ltd.	40,150	547,107
Suprajit Engineering Ltd.	35,770	163,186
Supreme Industries Ltd.	24,601	820,811
Supreme Petrochem Ltd., NVS	27,010	117,351
Suven Pharmaceuticals Ltd.	42,267	243,634
Suzlon Energy Ltd.(a)	2,673,406	378,897
Syngene International Ltd.(b)	61,101	535,037
Tanla Platforms Ltd.	25,842	245,660
Tata Chemicals Ltd.	54,074	633,575
Tata Communications Ltd.	40,442	633,802
Tata Investment Corp. Ltd.	4,599	122,893
Tata Teleservices Maharashtra Ltd.(a)	201,480	149,447
TCI Express Ltd.	5,767	110,536
TeamLease Services Ltd.(a)	5,548	148,943
Tejas Networks Ltd.(a)(b)	28,470	239,488
Thermax Ltd.	16,790	473,506
Timken India Ltd.	8,979	358,213
Torrent Power Ltd.	61,174	407,387
TransIndia Realty and Logistics Parks Ltd.	44,331	21,857

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Transport Corp. of India Ltd.	9,344	$80,036
Trident Ltd.	487,494	192,058
Triveni Engineering & Industries Ltd.	41,172	136,674
Triveni Turbine Ltd.	40,150	193,878
TTK Prestige Ltd.	18,980	157,515
TV18 Broadcast Ltd.(a)	274,991	116,519
UNO Minda Ltd.	71,540	480,072
Usha Martin Ltd.	57,816	159,080
UTI Asset Management Co. Ltd.	17,593	150,501
Vardhman Textiles Ltd.(a)	44,268	172,053
V-Guard Industries Ltd.	68,036	206,472
Vijaya Diagnostic Centre Pvt Ltd.	18,994	88,142
Vinati Organics Ltd.	11,899	261,526
VIP Industries Ltd.	29,711	217,551
V-Mart Retail Ltd.	5,256	129,057
Vodafone Idea Ltd.(a)	3,684,039	320,188
Voltas Ltd.	72,051	714,310
Welspun Corp. Ltd.	47,596	145,094
West Coast Paper Mills Ltd.	13,724	90,128
Westlife Development Ltd.(a)	30,548	284,566
Whirlpool of India Ltd.	12,702	218,841
Zee Entertainment Enterprises Ltd.	324,109	762,661
Zensar Technologies Ltd.	44,092	196,626
ZF Commercial Vehicle Control Systems India Ltd.	1,606	206,667
		87,624,780
Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	1,781,200	74,822
AKR Corporindo Tbk PT	3,263,892	297,037
Astra Agro Lestari Tbk PT	138,700	65,211
Astrindo Nusantara Infrastructure Tbk PT(a)	19,526,800	183,674
Bank Aladin Syariah Tbk PT(a)	2,576,900	220,902
Bank BTPN Syariah Tbk PT	919,800	116,645
Bank Bukopin Tbk PT(a)	19,435,952	128,363
Bank Neo Commerce Tbk PT(a)	2,593,166	77,806
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,233,064	99,945
Bank Tabungan Negara Persero Tbk PT	1,839,600	157,014
Berkah Beton Sadaya Tbk PT	7,350,000	135,330
BFI Finance Indonesia Tbk PT	3,190,100	277,526
Bukalapak.com PT Tbk(a)	20,191,800	284,986
Bukit Asam Tbk PT	1,511,100	308,256
Bumi Resources Minerals Tbk PT(a)	15,687,700	121,331
Bumi Resources Tbk PT(a)	26,406,400	169,114
Bumi Serpong Damai Tbk PT(a)	3,146,300	220,388
Ciputra Development Tbk PT	3,628,163	258,982
Cisarua Mountain Dairy PT TBK	503,700	145,498
Digital Mediatama Maxima Tbk PT(a)	730,000	29,706
Energi Mega Persada Tbk PT, NVS(a)	2,883,500	41,522
Erajaya Swasembada Tbk PT	3,153,600	101,765
Hanson International Tbk PT(a)(d)	25,794,200	—
Harum Energy Tbk PT	1,022,000	96,009
Indika Energy Tbk PT	700,800	80,119
Indo Tambangraya Megah Tbk PT	160,700	236,937
Indocement Tunggal Prakarsa Tbk PT	481,800	317,821
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,257,057	109,164
Inti Agri Resources Tbk PT(a)(d)	12,327,500	—
Japfa Comfeed Indonesia Tbk PT	1,898,000	151,277
Jasa Marga Persero Tbk PT	795,700	176,660
Lippo Karawaci Tbk PT(a)	9,872,000	61,244
Map Aktif Adiperkasa PT(a)	277,400	116,586
Security	Shares	Value

Indonesia (continued)
Matahari Department Store Tbk PT	459,900	$113,518
Medco Energi Internasional Tbk PT	3,287,712	198,113
Media Nusantara Citra Tbk PT(a)	2,774,300	118,376
Medikaloka Hermina Tbk PT	2,625,900	230,357
Metro Healthcare Indonesia TBK PT(a)	8,066,500	260,403
Mitra Adiperkasa Tbk PT(a)	3,420,000	404,742
Pabrik Kertas Tjiwi Kimia Tbk PT	584,000	222,937
Pacific Strategic Financial Tbk PT(a)	2,912,700	215,684
Pakuwon Jati Tbk PT	5,934,900	185,156
Panin Financial Tbk PT	4,550,400	77,681
Perusahaan Gas Negara Tbk PT	4,321,600	411,796
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,204,500	77,106
Sawit Sumbermas Sarana Tbk PT	985,500	100,259
Smartfren Telecom Tbk PT(a)	38,529,400	154,212
Sugih Energy Tbk PT(a)(d)	1,824,800	—
Summarecon Agung Tbk PT	3,832,550	163,577
Surya Citra Media Tbk PT	9,577,600	88,173
Surya Esa Perkasa Tbk PT	3,306,900	107,620
Temas Tbk PT	4,088,000	78,542
Timah Tbk PT	1,051,200	65,180
Transcoal Pacific Tbk PT	386,900	178,093
Waskita Karya Persero Tbk PT(a)(d)	3,225,094	43,460
XL Axiata Tbk PT	1,408,900	186,357
		8,542,982
Kuwait — 1.1%
Al Ahli Bank of Kuwait KSCP	306,600	304,615
Boubyan Petrochemicals Co. KSCP	187,683	491,323
Boursa Kuwait Securities Co. KPSC	41,829	247,628
Burgan Bank SAK	349,013	214,457
Gulf Cable & Electrical Industries Co. KSCP	38,033	142,078
Humansoft Holding Co. KSC	36,906	414,349
Jazeera Airways Co. KSCP	36,573	225,943
Kuwait International Bank KSCP	437,730	231,825
Kuwait Projects Co. Holding KSCP(a)	725,356	287,319
National Industries Group Holding SAK	891,766	561,730
National Investments Co. KSCP	161,915	99,870
National Real Estate Co. KPSC(a)	388,467	99,693
Salhia Real Estate Co. KSCP	136,510	230,119
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	239,511	143,274
Warba Bank KSCP	542,202	373,558
		4,067,781
Malaysia — 2.5%
AFFIN Bank Bhd(c)	167,900	72,004
Alliance Bank Malaysia Bhd	401,700	300,214
Axis Real Estate Investment Trust	613,200	245,785
Bank Islam Malaysia Bhd	203,200	81,476
Bermaz Auto Bhd	518,400	243,728
British American Tobacco Malaysia Bhd	65,844	146,254
Bumi Armada Bhd(a)	1,022,000	138,186
Bursa Malaysia Bhd	277,550	372,755
Carlsberg Brewery Malaysia Bhd	73,000	326,975
Chin Hin Group Bhd, NVS	292,000	262,311
D&O Green Technologies Bhd	219,000	172,511
Dagang NeXchange Bhd	905,200	82,223
DRB-Hicom Bhd	423,400	120,985
Fraser & Neave Holdings Bhd	45,900	251,524
Frontken Corp. Bhd	455,550	306,619
Genting Plantations Bhd	58,400	75,918

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Greatech Technology Bhd(a)	189,800	$169,599
Hartalega Holdings Bhd	635,100	315,822
Heineken Malaysia Bhd	57,000	327,761
Hibiscus Petroleum Bhd(c)	775,500	152,582
IGB Real Estate Investment Trust	7,700	2,618
IJM Corp. Bhd	817,600	290,550
IOI Properties Group Bhd	540,200	127,515
Kossan Rubber Industries Bhd(c)	569,400	182,602
Lotte Chemical Titan Holding Bhd(b)	255,500	65,841
Magnum Bhd	151,950	33,251
Malaysia Building Society Bhd	1,306,800	175,426
Malaysian Pacific Industries Bhd(c)	36,500	213,112
My EG Services Bhd(c)	2,228,000	405,141
Padini Holdings Bhd	219,000	176,510
Pentamaster Corp. Bhd(c)	270,150	291,835
PMB Technology Bhd(a)(c)	109,500	87,973
Sam Engineering & Equipment M Bhd	94,900	96,029
Scientex Bhd	373,100	268,363
Sime Darby Property Bhd	1,307,200	131,572
SKP Resources Bhd(c)	481,800	106,455
SP Setia Bhd Group	737,400	84,596
Sports Toto Bhd	121,493	34,223
Sunway REIT	677,900	239,319
Supermax Corp. Bhd	763,816	159,513
Syarikat Takaful Malaysia Keluarga Bhd	36,644	26,826
TIME dotCom Bhd	472,600	549,429
TSH Resources Bhd	167,900	33,990
UMW Holdings Bhd(c)	153,400	127,958
Unisem M Bhd(c)	211,700	142,904
United Plantations Bhd	21,900	73,071
UWC Bhd(c)	211,700	136,801
ViTrox Corp. Bhd	140,100	236,650
VS Industry Bhd	1,226,650	212,569
Yinson Holdings Bhd	514,800	289,997
YTL Corp. Bhd	1,394,300	292,889
		9,460,760
Mexico — 2.4%
Alsea SAB de CV(a)	182,500	529,373
Bolsa Mexicana de Valores SAB de CV	151,500	319,718
Concentradora Fibra Danhos SA de CV(c)	77,000	96,506
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	343,100	473,268
Corp Inmobiliaria Vesta SAB de CV	241,400	765,864
FIBRA Macquarie Mexico(b)	321,300	545,097
GCC SAB de CV	67,420	515,645
Genomma Lab Internacional SAB de CV, Class B	224,400	188,385
Gentera SAB de CV	430,700	462,864
Grupo Aeroportuario del Centro Norte SAB de CV	113,808	1,178,678
Grupo Herdez SAB de CV	51,100	127,598
Grupo Rotoplas SAB de CV	85,067	133,403
Grupo Traxion SAB de CV(a)(b)(c)	94,951	193,241
La Comer SAB de CV	189,800	410,738
Megacable Holdings SAB de CV, CPO	65,700	152,281
Nemak SAB de CV(a)(b)	700,896	164,040
PLA Administradora Industrial S. de RL de CV(c)	268,400	488,124
Prologis Property Mexico SA de CV	222,831	750,916
Qualitas Controladora SAB de CV	65,700	443,769
Regional SAB de CV(c)	94,800	737,595
Sitios Latinoamerica SAB de CV(a)(c)	613,200	254,446
		8,931,549
Security	Shares	Value

Philippines — 1.0%
Alliance Global Group Inc.	1,102,300	$260,211
AREIT Inc.	292,000	171,581
Bloomberry Resorts Corp.(a)	1,533,000	280,494
Century Pacific Food Inc.	536,500	223,064
Converge Information and Communications Technology Solutions Inc.(a)	730,000	141,402
D&L Industries Inc.	1,022,100	126,489
DMCI Holdings Inc.	1,124,200	189,424
GT Capital Holdings Inc.	26,220	240,859
LT Group Inc.	1,051,200	179,327
Manila Water Co. Inc.	528,200	169,671
Megaworld Corp.	4,015,000	145,794
Metro Pacific Investments Corp.	3,504,000	271,449
Puregold Price Club Inc.	379,600	204,667
RL Commercial REIT Inc.	2,250,000	233,974
Robinsons Land Corp.	744,600	184,236
Robinsons Retail Holdings Inc.	89,790	82,171
Security Bank Corp.	159,870	241,970
Semirara Mining & Power Corp.	284,700	141,871
Wilcon Depot Inc.	576,700	291,643
		3,780,297
Poland — 1.1%
Alior Bank SA(a)	35,916	342,875
AmRest Holdings SE(a)	30,076	158,013
Asseco Poland SA	21,973	427,537
Bank Millennium SA(a)	230,461	242,648
Budimex SA	5,037	401,284
CCC SA(a)	17,926	193,594
Ciech SA	11,388	124,516
Enea SA(a)	113,272	171,446
Grupa Azoty SA(a)(c)	21,442	129,189
Jastrzebska Spolka Weglowa SA(a)	22,324	202,913
KRUK SA	7,081	619,537
LiveChat Software SA	7,446	232,230
Orange Polska SA	241,776	412,573
Tauron Polska Energia SA(a)	423,298	221,953
Warsaw Stock Exchange	10,220	91,925
		3,972,233
Qatar — 0.9%
Aamal Co.	37,635	8,448
Al Meera Consumer Goods Co. QSC	36,233	140,635
Baladna(a)	352,955	147,043
Doha Bank QPSC	654,182	294,330
Estithmar Holding QPSC(a)	275,612	171,547
Gulf International Services QSC	276,656	143,224
Gulf Warehousing Co.	147,460	142,091
Mannai Corp. QSC	34,014	53,690
Medicare Group	83,163	158,998
Qatar Aluminum Manufacturing Co.	956,227	401,218
Qatar Insurance Co. SAQ(a)	539,449	301,856
Qatar National Cement Co. QSC	113,077	121,514
Qatar Navigation QSC	215,569	602,896
Qatari Investors Group QSC	139,042	65,809
United Development Co. QSC	682,016	221,212
Vodafone Qatar QSC	729,857	363,418
		3,337,929
Russia — 0.0%
Credit Bank of Moscow PJSC(a)(d)	4,743,600	582
Detsky Mir PJSC(a)(b)(d)	238,520	29
Federal Grid Co. Unified Energy System PJSC(a)(d)	142,040,000	17

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Globaltrans Investment PLC, GDR(a)(d)(f)	36,180	$4
Lenta PJSC, GDR(a)(d)	58,692	7
LSR Group PJSC(a)(d)	16,818	2
Mosenergo PJSC(d)	4,900,000	601
QIWI PJSC, ADR(a)(d)	20,971	3
Rostelecom PJSC(d)	373,860	46
Segezha Group PJSC(b)(d)	1,675,000	205
Sistema PJSFC(a)(d)	1,865,280	229
Sovcomflot PJSC(a)(d)	338,350	42
Unipro PJSC(a)(d)	4,288,000	526
United Medical Group, GDR(a)(d)	11,658	1
		2,294
Saudi Arabia — 3.7%
Abdullah Al Othaim Markets Co.	17,260	625,541
Al Hammadi Holding	31,536	430,996
Al Jouf Agricultural Development Co.	9,135	131,886
Al Masane Al Kobra Mining Co.	5,621	116,688
Al Moammar Information Systems Co.	6,391	233,414
Al Rajhi Co. for Co-operative Insurance(a)	6,789	208,876
Alamar Foods, NVS	3,942	137,678
Al-Dawaa Medical Services Co.	9,488	217,952
Aldrees Petroleum and Transport Services Co.	15,038	431,016
AlKhorayef Water & Power Technologies Co.	5,658	227,584
Almunajem Foods Co.	6,935	120,128
Alujain Corp.	17,195	187,500
Arabian Cement Co./Saudi Arabia	23,214	232,443
Arabian Contracting Services Co.	6,170	235,197
Arriyadh Development Co.	39,639	213,972
Astra Industrial Group	15,946	306,948
City Cement Co.	33,315	210,507
Co. for Cooperative Insurance (The)(a)	23,048	699,281
Dur Hospitality Co.(a)	21,170	152,414
Eastern Province Cement Co.	18,469	216,554
Fawaz Abdulaziz Al Hokair & Co.(a)	19,543	81,866
Halwani Brothers Co.	5,913	95,788
Herfy Food Services Co.	7,373	68,576
Jadwa REIT Saudi Fund	66,511	244,563
Leejam Sports Co. JSC	10,074	316,881
Maharah Human Resources Co.	12,840	229,196
Methanol Chemicals Co.(a)	16,553	112,111
Middle East Healthcare Co.(a)	13,140	205,991
Middle East Paper Co.	11,718	106,172
National Agriculture Development Co. (The)(a)	22,703	203,342
National Co. for Learning & Education Ltd.	6,789	204,870
National Gas & Industrialization Co.	15,890	259,500
National Medical Care Co.	9,709	285,254
Perfect Presentation For Commercial Services Co., NVS	1,752	106,592
Qassim Cement Co. (The)	16,279	318,566
Riyadh Cables Group Co.(a)	9,052	147,214
Saudi Airlines Catering Co.	17,374	404,797
Saudi Arabia Refineries Co.	2,628	61,110
Saudi Cement Co.	28,515	446,154
Saudi Ceramic Co.	16,415	138,584
Saudi Chemical Co. Holding	20,367	190,745
Saudi Fisheries Co.(a)	23,602	200,901
Saudi Ground Services Co.(a)	41,318	357,120
Saudi Industrial Services Co.	20,221	158,029
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	22,046	223,363
Saudi Public Transport Co.(a)	34,164	163,915
Security	Shares	Value

Saudi Arabia (continued)
Saudi Real Estate Co.(a)	71,029	$264,620
Saudia Dairy & Foodstuff Co.	6,132	501,572
Seera Group Holding(a)	60,809	415,511
Sinad Holding Co.(a)	19,126	64,372
Southern Province Cement Co.	23,141	326,153
Tanmiah Food Co.	1,752	59,789
Theeb Rent A Car Co.	8,833	178,676
United Electronics Co.	15,501	299,622
United International Transportation Co.	17,301	304,314
Yamama Cement Co.	41,829	375,823
Yanbu Cement Co.	29,711	324,279
		13,782,506
South Africa — 2.6%
Adcock Ingram Holdings Ltd.	26,499	68,536
AECI Ltd.	41,537	177,091
Astral Foods Ltd.	14,249	102,857
AVI Ltd.	123,187	387,957
Barloworld Ltd.	61,758	260,640
Coronation Fund Managers Ltd.	91,834	146,562
Dis-Chem Pharmacies Ltd.(b)	138,408	154,023
DRDGOLD Ltd.	190,311	213,354
Equites Property Fund Ltd.	290,686	176,899
Fortress REIT Ltd., Series A(a)	454,425	295,640
Grindrod Ltd.	248,127	113,627
Hosken Consolidated Investments Ltd.	15,403	160,666
Hyprop Investments Ltd.	144,496	221,154
Investec Ltd.	100,813	507,880
Investec Property Fund Ltd.	192,547	73,626
JSE Ltd.	39,044	180,487
KAP Ltd.	986,851	111,103
Life Healthcare Group Holdings Ltd.	493,423	467,931
Momentum Metropolitan Holdings	435,768	373,476
Motus Holdings Ltd.	62,853	288,435
Netcare Ltd.	421,867	293,529
Ninety One Ltd.	67,225	136,231
Oceana Group Ltd.	43,751	160,482
Omnia Holdings Ltd.	72,812	211,286
Pick n Pay Stores Ltd.	142,354	228,344
PSG Konsult Ltd.	414,487	241,309
Redefine Properties Ltd.	2,618,257	413,745
Resilient REIT Ltd.	113,807	230,860
Reunert Ltd.	58,400	166,119
Royal Bafokeng Platinum Ltd.	31,317	215,993
Santam Ltd.	16,936	224,882
Sappi Ltd.	197,398	436,866
SPAR Group Ltd. (The)	71,175	382,164
Super Group Ltd./South Africa	157,972	244,424
Telkom SA SOC Ltd.(a)	112,347	156,332
Thungela Resources Ltd.	48,507	336,710
Tiger Brands Ltd.	62,576	477,093
Transaction Capital Ltd.	229,527	80,200
Truworths International Ltd.	142,715	344,868
Vukile Property Fund Ltd.	331,526	208,478
Wilson Bayly Holmes-Ovcon Ltd.(a)	21,356	103,126
		9,774,985
South Korea — 14.8%
ABLBio Inc.(a)(c)	12,848	226,083
Advanced Nano Products Co. Ltd.(c)	3,212	323,146
AfreecaTV Co. Ltd.	3,285	185,895
Ahnlab Inc.	2,881	136,749

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Alteogen Inc.(a)(c)	13,797	$524,462
Amorepacific Group	10,585	231,591
Ananti Inc.(a)	41,596	192,302
Asiana Airlines Inc.(a)	16,624	154,078
BH Co. Ltd.(c)	11,023	207,956
Bioneer Corp.(a)(c)	8,760	352,960
BNK Financial Group Inc.(c)	100,589	508,371
Boryung	13,450	89,645
Bukwang Pharmaceutical Co. Ltd.(a)	30,806	178,414
Caregen Co. Ltd.	1,241	172,119
Cellivery Therapeutics Inc.(a)(d)	10,519	50,295
Chabiotech Co. Ltd.(a)(c)	20,452	235,074
Cheil Worldwide Inc.	9,271	128,036
Chong Kun Dang Pharmaceutical Corp.	3,526	233,880
Chunbo Co. Ltd.(c)	2,152	306,976
CJ CGV Co. Ltd.(a)	14,308	167,907
CJ ENM Co. Ltd.(a)	4,015	229,461
CJ Logistics Corp.	2,993	183,871
Com2uSCorp.	3,504	175,712
Cosmax Inc.(a)(c)	3,577	214,037
Cosmochemical Co. Ltd.(a)	9,563	355,360
Creative & Innovative System(a)(c)	19,272	173,727
CS Wind Corp.	10,366	616,649
Cuckoo Homesys Co. Ltd.	7,569	141,985
Daeduck Electronics Co. Ltd./New(c)	13,797	263,235
Daejoo Electronic Materials Co. Ltd.	4,526	322,278
Daesang Corp.	11,534	161,969
Daewoo Engineering & Construction Co. Ltd.(a)	84,590	273,294
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(c)	15,257	325,935
Daewoong Co. Ltd.	9,855	108,750
Daewoong Pharmaceutical Co. Ltd.	1,971	164,197
Daishin Securities Co. Ltd.	17,301	175,142
Danal Co. Ltd.(a)	27,667	89,043
Daou Technology Inc.	12,053	174,058
Dawonsys Co. Ltd.(a)	14,456	170,954
DB HiTek Co. Ltd.	12,556	569,468
Dentium Co. Ltd.	3,066	366,070
DGB Financial Group Inc.	57,791	305,151
DL E&C Co. Ltd.	13,067	356,983
DL Holdings Co. Ltd.	5,840	201,286
Dong-A Socio Holdings Co. Ltd.	1,825	114,653
Dong-A ST Co. Ltd.	3,501	144,498
Dongjin Semichem Co. Ltd.	13,905	400,807
DongKook Pharmaceutical Co. Ltd.(c)	12,220	142,954
Dongkuk Steel Mill Co. Ltd.	30,410	260,836
Dongsuh Companies Inc.	12,214	187,211
Dongwha Enterprise Co. Ltd.(a)	2,205	80,508
Dongwon F&B Co. Ltd.	4,113	97,352
Dongwon Industries Co. Ltd.	758	26,122
Doosan Co. Ltd.	2,847	208,378
Doosan Fuel Cell Co. Ltd.(a)	17,009	394,200
DoubleUGames Co. Ltd.	4,672	156,401
Douzone Bizon Co. Ltd.(c)	8,091	189,176
Duk San Neolux Co. Ltd.(a)	4,234	145,961
Ecopro Co. Ltd.(c)	7,155	3,026,721
Ecopro HN Co. Ltd.(c)	4,891	228,634
Enchem Co. Ltd.(a)(c)	3,577	195,381
Eo Technics Co. Ltd.	3,285	228,413
Eoflow Co. Ltd.(a)	6,490	139,849
ESR Kendall Square REIT Co. Ltd.	61,814	193,887
Security	Shares	Value

South Korea (continued)
Eugene Technology Co. Ltd.	5,621	$131,342
Fila Holdings Corp.	18,323	501,535
Foosung Co. Ltd.(c)	21,477	220,652
GC Cell Corp.	5,621	195,943
GemVax & Kael Co. Ltd.(a)(c)	12,702	150,437
Geneone Life Science Inc.(a)	30,222	113,739
Genexine Inc.(a)	18,287	172,175
GOLFZON Co. Ltd.	1,825	154,049
Grand Korea Leisure Co. Ltd.(a)	16,070	236,303
Green Cross Corp.	1,825	172,871
Green Cross Holdings Corp.	11,753	137,118
GS Engineering & Construction Corp.	20,075	313,346
GS Retail Co. Ltd.	16,425	307,568
HAESUNG DS Co. Ltd.	4,460	169,921
Hana Materials Inc.(c)	3,577	123,996
Hana Micron Inc.	11,680	149,163
Hana Tour Service Inc.(a)	5,092	209,387
Hanall Biopharma Co. Ltd.(a)	15,111	250,866
Handsome Co. Ltd.	7,156	124,533
Hanil Cement Co. Ltd./New	9,344	90,531
Hankook & Co. Co. Ltd.	12,264	110,887
Hanmi Semiconductor Co. Ltd.	16,936	337,477
Hansae Co. Ltd.	6,750	80,832
Hansol Chemical Co. Ltd.(c)	3,650	636,124
Hanssem Co. Ltd.	4,380	150,032
Hanwha Corp.	14,089	323,632
Hanwha Investment & Securities Co. Ltd.(a)	49,786	102,315
Hanwha Life Insurance Co. Ltd.(a)	124,538	236,722
Hanwha Systems Co. Ltd.(c)	25,769	272,953
HD Hyundai Construction Equipment Co. Ltd.	4,599	206,768
HD Hyundai Electric Co. Ltd.	9,125	335,614
HD Hyundai Infracore Co. Ltd.(c)	49,567	354,881
HDC Hyundai Development Co-Engineering & Construction, Class E	13,688	129,179
Helixmith Co. Ltd.(a)	17,744	110,754
Hite Jinro Co. Ltd.	13,140	226,544
HL Mando Co. Ltd.	12,778	463,607
HLB Life Science Co. Ltd.(a)	35,405	299,494
HPSP Co. Ltd.	2,023	41,611
Hugel Inc.(a)	2,774	227,431
Humasis Co. Ltd.(a)(c)	52,650	115,306
Hwaseung Enterprise Co. Ltd.	10,731	57,942
Hydro Lithium Inc.	2,186	57,398
Hyosung Advanced Materials Corp.	1,035	347,284
Hyosung Corp.	3,077	151,322
Hyosung Heavy Industries Corp.(a)	2,591	156,026
Hyosung TNC Corp.	1,095	313,642
Hyundai Autoever Corp.	2,701	256,095
Hyundai Bioscience Co. Ltd.(a)(c)	14,308	238,397
Hyundai Department Store Co. Ltd.	5,878	226,062
Hyundai Elevator Co. Ltd.(c)	10,001	315,185
Hyundai Feed Inc.(a)(c)	7,402	165,442
Hyundai Marine & Fire Insurance Co. Ltd.	20,424	505,019
Hyundai Rotem Co. Ltd.(a)	29,273	681,816
Hyundai Wia Corp.	6,244	288,242
Il Dong Pharmaceutical Co. Ltd.(a)	7,461	108,976
Iljin Hysolus Co. Ltd.(a)(c)	5,694	131,596
Innocean Worldwide Inc.	4,180	122,933
Innox Advanced Materials Co. Ltd.(c)	5,114	154,520
Intellian Technologies Inc.(c)	3,278	167,426

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
IS Dongseo Co. Ltd.(a)(c)	6,716	$186,635
ISU Chemical Co. Ltd.	5,359	108,532
ISU Specialty Chemical	1,315	106,904
JB Financial Group Co. Ltd.	38,751	247,910
Jeisys Medical Inc.(a)	30,587	209,178
Jin Air Co. Ltd.(a)	14,016	159,297
JR REIT XXVII	36,427	124,740
Jusung Engineering Co. Ltd.(c)	14,381	180,881
JW Pharmaceutical Corp.	8,224	143,341
JYP Entertainment Corp.	10,658	978,285
K Car Co. Ltd., NVS	7,655	75,729
KCC Corp.(c)	1,825	286,365
KCC Glass Corp.	4,292	139,167
KEPCO Engineering & Construction Co. Inc.	5,374	269,825
KEPCO Plant Service & Engineering Co. Ltd.	9,490	242,811
KG Dongbu Steel Co. Ltd.(c)	14,224	95,099
KIWOOM Securities Co. Ltd.	7,435	525,422
KMW Co. Ltd.(a)	13,067	182,957
Koh Young Technology Inc.	22,448	233,480
Kolmar Korea Co. Ltd.	7,738	218,891
Kolon Industries Inc.	7,519	242,131
KoMiCo Ltd.	2,708	106,075
Korea Electric Terminal Co. Ltd.(c)	2,745	125,400
Korea Line Corp.(a)	93,075	131,112
Korean Reinsurance Co.	35,515	188,654
Kum Yang Co. Ltd.(a)(c)	12,418	451,424
Kumho Tire Co. Inc.(a)	47,450	168,178
Kyung Dong Navien Co. Ltd.	3,580	110,697
L&C Bio Co. Ltd.(c)	10,079	259,267
Lake Materials Co. Ltd.(a)	7,327	82,972
LEENO Industrial Inc.	3,956	386,128
LegoChem Biosciences Inc.(a)	11,023	342,571
LIG Nex1 Co. Ltd.	4,862	289,637
Lotte Fine Chemical Co. Ltd.	7,329	324,245
LOTTE Reit Co. Ltd.	57,743	170,209
Lotte Rental Co. Ltd.	7,665	160,680
Lotte Tour Development Co. Ltd.(a)	24,163	200,874
LS Corp.	6,824	421,815
LS Electric Co. Ltd.	6,643	318,697
Lutronic Corp.	11,315	229,800
LX International Corp.	11,607	263,813
LX Semicon Co. Ltd.	4,453	389,042
Mcnex Co. Ltd.	5,569	136,378
MedPacto Inc.(a)(c)	7,925	131,059
Medytox Inc.(c)	2,085	386,222
MegaStudyEdu Co. Ltd.	3,431	164,131
Myoung Shin Industrial Co. Ltd.(a)(c)	12,483	210,343
Namhae Chemical Corp.	16,863	110,268
Nanomedics Co. Ltd.(a)	7,452	67,039
Naturecell Co. Ltd.(a)(c)	21,138	163,713
Neowiz Games Corp.(a)	3,504	131,870
NEPES Corp.(a)(c)	8,687	130,257
Nexon Games Co. Ltd.(a)	10,147	156,479
NEXTIN Inc.(c)	3,212	181,109
NHN Corp.(a)	8,484	167,541
NICE Information Service Co. Ltd.	16,152	128,595
NKMax Co. Ltd.(a)	15,257	157,148
NongShim Co. Ltd.	1,261	416,983
OCI Co. Ltd.	2,338	254,542
OCI Holdings Co. Ltd.	5,161	334,520
Security	Shares	Value

South Korea (continued)
Orion Holdings Corp.(c)	8,614	$98,848
Oscotec Inc.(a)	12,410	220,577
Ottogi Corp.	803	268,787
Paradise Co. Ltd.(a)(c)	20,294	219,357
Park Systems Corp.	2,190	271,069
Partron Co. Ltd.	16,133	110,613
People & Technology Inc.(c)	7,619	300,087
PharmaResearch Co. Ltd.	2,628	227,154
Pharmicell Co. Ltd.(a)	25,112	167,186
PI Advanced Materials Co. Ltd.	7,811	195,937
Poongsan Corp.	8,050	237,660
Posco DX Co. Ltd.(c)	22,995	198,465
PSK Inc.	12,307	198,348
Rainbow Robotics(a)	3,431	266,906
RFHIC Corp.	8,599	150,700
S&S Tech Corp.	4,380	182,823
Sam Chun Dang Pharm Co. Ltd.(a)	5,256	244,899
Sam Kang M&T Co. Ltd.(a)(c)	13,322	195,571
Samchully Co. Ltd.	876	80,668
Samyang Holdings Corp.	1,533	81,457
Sang-A Frontec Co. Ltd., NVS(c)	5,767	130,761
SD Biosensor Inc.	11,023	140,606
Sebang Co. Ltd.	5,840	64,598
Sebang Global Battery Co. Ltd.	2,701	98,915
Seegene Inc.	12,775	233,546
Seojin System Co. Ltd.(a)(c)	11,388	142,072
Seoul Semiconductor Co. Ltd.(c)	18,358	169,891
SFA Engineering Corp.(c)	8,541	253,898
SFA Semicon Co. Ltd.(a)(c)	32,412	138,449
Shin Poong Pharmaceutical Co. Ltd.(a)	13,974	176,706
Shinsegae Inc.	2,847	423,908
Shinsegae International Inc.	5,475	74,363
SIMMTECH Co. Ltd.	8,395	196,910
SK Chemicals Co. Ltd.	4,380	247,337
SK Networks Co. Ltd.(c)	52,925	192,929
SL Corp.	6,539	177,423
SM Entertainment Co. Ltd.	4,478	369,229
SNT Motiv Co. Ltd.	4,453	172,151
SOLUM Co. Ltd.(a)	17,690	336,665
Solus Advanced Materials Co. Ltd.	7,311	216,420
Soulbrain Co. Ltd.	1,801	312,629
ST Pharm Co. Ltd.	3,796	246,134
STCUBE(a)(c)	17,301	273,294
Studio Dragon Corp.(a)	4,672	227,769
Taekwang Industrial Co. Ltd.	146	71,593
Taihan Electric Wire Co. Ltd.(a)(c)	22,742	244,073
TCC Steel	2,451	64,172
TKG Huchems Co. Ltd.	8,933	151,493
Tokai Carbon Korea Co. Ltd.(c)	2,044	162,437
Tongyang Life Insurance Co. Ltd.(a)	22,803	64,443
TY Holdings Co. Ltd./Korea	11,907	92,991
Unid Co. Ltd.	1,568	71,597
Vaxcell-Bio Therapeutics Co. Ltd.(a)(c)	4,526	134,783
Webzen Inc.	12,118	136,160
Wemade Co. Ltd.(c)	7,155	255,450
WONIK IPS Co. Ltd.	11,973	289,887
Wonik QnC Corp.(c)	7,154	139,875
Wysiwyg Studious Co. Ltd.(a)(c)	44,032	119,424
YG Entertainment Inc.	4,830	341,389
Young Poong Paper Manufacturing Co. Ltd.	4,116	64,194

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Youngone Corp.	10,541	$357,040
Zinus Inc.(c)	7,355	167,212
		55,788,452
Taiwan — 21.8%
AcBel Polytech Inc.	146,000	213,205
ADATA Technology Co. Ltd.	91,000	263,906
Adimmune Corp.(a)	131,000	165,054
Advanced Ceramic X Corp.	18,000	122,262
Advanced Energy Solution Holding Co. Ltd.	11,000	253,127
Advanced Wireless Semiconductor Co.	73,596	198,161
Alchip Technologies Ltd.	27,000	1,446,188
Andes Technology Corp.	8,000	129,931
AP Memory Technology Corp.	44,000	484,747
Arcadyan Technology Corp.	73,541	276,552
Ardentec Corp.	155,000	292,877
Asia Optical Co. Inc.	117,000	248,897
Asia Pacific Telecom Co. Ltd.(a)	803,910	173,275
Asia Vital Components Co. Ltd.	140,533	899,820
ASMedia Technology Inc.	8,000	304,569
ASPEED Technology Inc.	11,800	1,101,612
BES Engineering Corp.	949,000	353,321
Bizlink Holding Inc.	55,143	495,090
Bora Pharmaceuticals Co. Ltd.	14,000	346,725
Brighton-Best International Taiwan Inc.	146,000	168,103
Capital Securities Corp.	730,530	329,938
Career Technology MFG. Co. Ltd.(a)	147,000	111,717
Cathay Real Estate Development Co. Ltd.	219,300	117,698
Center Laboratories Inc.	181,968	297,364
Century Iron & Steel Industrial Co. Ltd.	73,000	258,630
Chang Wah Electromaterials Inc.	146,000	174,412
Chang Wah Technology Co. Ltd.	179,500	246,343
Charoen Pokphand Enterprise	86,300	251,858
Cheng Loong Corp.	292,000	301,502
Cheng Uei Precision Industry Co. Ltd.	146,000	197,738
Chicony Electronics Co. Ltd.	219,000	755,053
Chicony Power Technology Co. Ltd.	49,000	133,768
China General Plastics Corp.	152,700	117,064
China Man-Made Fiber Corp.(a)	605,031	158,718
China Motor Corp.	73,200	228,084
China Petrochemical Development Corp.	1,473,145	469,099
China Steel Chemical Corp.	73,000	269,191
Chin-Poon Industrial Co. Ltd.	146,000	149,800
Chipbond Technology Corp.	201,000	437,753
ChipMOS Technologies Inc.	219,000	280,766
Chong Hong Construction Co. Ltd.	73,424	189,460
Chroma ATE Inc.	146,000	1,103,863
Chung Hung Steel Corp.	365,000	273,923
Chung Hwa Pulp Corp.	146,000	121,394
Chung-Hsin Electric & Machinery Manufacturing Corp.	146,000	542,788
Cleanaway Co. Ltd.	40,000	267,932
Clevo Co.	146,000	155,749
Compeq Manufacturing Co. Ltd.	402,000	575,263
Coretronic Corp.	146,400	357,635
Co-Tech Development Corp.	73,000	136,368
CSBC Corp. Taiwan(a)	292,548	229,520
CTCI Corp.	219,000	290,963
Cub Elecparts Inc.	33,397	190,217
Darfon Electronics Corp.	146,000	222,936
Dynapack International Technology Corp.	58,000	148,283
EirGenix Inc.(a)	73,000	268,343
Security	Shares	Value

Taiwan (continued)
Elan Microelectronics Corp.	102,000	$338,064
Elite Material Co. Ltd.	73,000	499,241
Elite Semiconductor Microelectronics Technology Inc.	97,000	277,953
ENNOSTAR Inc.	233,184	387,714
Episil Technologies Inc.	114,425	295,852
Eternal Materials Co. Ltd.	328,129	349,888
Etron Technology Inc.	99,342	145,913
Evergreen International Storage & Transport Corp.	219,000	194,690
Everlight Electronics Co. Ltd.	146,000	224,233
Far Eastern Department Stores Ltd.	511,000	402,917
Far Eastern International Bank	847,102	308,440
Faraday Technology Corp.	81,000	449,820
Farglory Land Development Co. Ltd.	105,000	214,118
Feng Hsin Steel Co. Ltd.	199,000	439,883
Fitipower Integrated Technology Inc.	73,512	378,865
FLEXium Interconnect Inc.	130,418	418,053
FocalTech Systems Co. Ltd.	73,000	201,936
Formosa International Hotels Corp.	27,000	251,255
Formosa Sumco Technology Corp.	29,000	156,030
Formosa Taffeta Co. Ltd.	281,000	254,972
Fortune Electric Co. Ltd.	73,000	344,480
Foxconn Technology Co. Ltd.	365,000	643,502
Foxsemicon Integrated Technology Inc.	51,200	325,572
Fulgent Sun International Holding Co. Ltd.	73,330	299,805
Fusheng Precision Co. Ltd.	54,000	368,503
General Interface Solution Holding Ltd.	92,000	219,781
Genius Electronic Optical Co. Ltd.	30,585	404,568
Getac Holdings Corp.	146,000	327,952
Gigabyte Technology Co. Ltd.	205,000	1,240,302
Global Mixed Mode Technology Inc.	24,000	149,851
Gloria Material Technology Corp.(a)	146,000	264,019
Gold Circuit Electronics Ltd.	151,600	599,637
Goldsun Building Materials Co. Ltd.	328,426	305,239
Gourmet Master Co. Ltd.	49,821	241,158
Grand Pacific Petrochemical	365,000	225,455
Grape King Bio Ltd.	62,000	353,947
Great Tree Pharmacy Co. Ltd.	13,000	149,314
Great Wall Enterprise Co. Ltd.	306,284	522,343
Greatek Electronics Inc.	76,000	141,986
Hannstar Board Corp.	146,481	200,657
HannStar Display Corp.(a)	876,320	351,622
Highwealth Construction Corp.	398,554	551,988
Hiwin Technologies Corp.	119,044	926,870
Holtek Semiconductor Inc.	73,000	166,717
Holy Stone Enterprise Co. Ltd.	62,050	210,844
Hota Industrial Manufacturing Co. Ltd.	73,773	172,760
Hotai Finance Co. Ltd.	73,000	308,550
Hsin Kuang Steel Co. Ltd.	143,000	222,490
HTC Corp.(a)	219,000	438,478
Huaku Development Co. Ltd.	102,080	299,197
IBF Financial Holdings Co. Ltd.	984,172	398,254
Innodisk Corp.	28,000	304,870
International CSRC Investment Holdings Co.	365,945	241,567
International Games System Co. Ltd.	52,000	958,136
ITE Technology Inc.	73,000	265,379
ITEQ Corp.	104,559	244,568
Jentech Precision Industrial Co. Ltd.	33,399	647,630
Johnson Health Tech Co. Ltd.	55,000	109,733
Kaori Heat Treatment Co. Ltd.	25,047	200,055
Kenda Rubber Industrial Co. Ltd.	226,675	227,035

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Kindom Development Co. Ltd.	159,400	$153,014
King Slide Works Co. Ltd.	24,000	330,511
King Yuan Electronics Co. Ltd.	438,000	767,606
King’s Town Bank Co. Ltd.	292,000	341,588
Kinpo Electronics	511,000	226,533
Kinsus Interconnect Technology Corp.	116,000	438,369
KMC Kuei Meng International Inc.	27,000	128,503
Lien Hwa Industrial Holdings Corp.	382,301	773,777
Longchen Paper & Packaging Co. Ltd.	301,775	163,289
Lotes Co. Ltd.	31,181	880,460
Lotus Pharmaceutical Co. Ltd.	57,000	605,086
Lung Yen Life Service Corp.	51,000	62,198
Macronix International Co. Ltd.	657,000	710,880
Makalot Industrial Co. Ltd.	82,391	583,282
Medigen Vaccine Biologics Corp.(a)	96,071	193,984
Mercuries & Associates Holding Ltd.	147,924	72,139
Mercuries Life Insurance Co. Ltd.(a)	730,349	124,659
Merida Industry Co. Ltd.	87,000	549,457
Merry Electronics Co. Ltd.	74,616	217,092
Microbio Co. Ltd.	153,127	294,496
Mitac Holdings Corp.	317,383	329,704
Nan Kang Rubber Tire Co. Ltd.(a)	186,000	231,868
Nantex Industry Co. Ltd.	121,000	147,805
Nuvoton Technology Corp.	73,000	305,059
OBI Pharma Inc.(a)	80,769	225,583
Oneness Biotech Co. Ltd.(a)	89,000	666,577
Oriental Union Chemical Corp.	292,000	200,747
Pan Jit International Inc.	128,000	290,610
Pan-International Industrial Corp.	146,722	194,524
PharmaEngine Inc.	36,000	108,733
Pharmally International Holding Co. Ltd.(d)	21,603	—
Phihong Technology Co. Ltd.(a)	73,000	186,257
Phison Electronics Corp.	65,000	902,276
Pixart Imaging Inc.	73,635	263,150
Polaris Group/Tw(a)	73,000	218,596
Powertech Technology Inc.	219,000	710,418
Poya International Co. Ltd.	25,155	435,846
President Securities Corp.	378,623	209,721
Primax Electronics Ltd.	146,000	306,487
Prince Housing & Development Corp.	657,917	258,957
Qisda Corp.	584,000	799,316
Radiant Opto-Electronics Corp.	161,000	617,652
Raydium Semiconductor Corp.	20,000	227,419
RichWave Technology Corp.(a)	34,490	194,438
Ruentex Industries Ltd.	260,735	483,017
Run Long Construction Co. Ltd.	78,220	195,769
Sanyang Motor Co. Ltd.	219,820	568,703
ScinoPharm Taiwan Ltd.	146,708	124,179
SDI Corp.	58,000	232,170
Sercomm Corp.	105,000	325,442
Shihlin Electric & Engineering Corp.	73,000	353,983
Shin Zu Shing Co. Ltd.	73,856	224,073
Shinkong Synthetic Fibers Corp.	511,135	284,999
Sigurd Microelectronics Corp.	146,124	263,417
Simplo Technology Co. Ltd.	71,600	721,497
Sinbon Electronics Co. Ltd.	87,000	1,018,354
Sincere Navigation Corp.	161,000	108,538
Sino-American Silicon Products Inc.	201,000	1,037,470
Sinyi Realty Inc.	146,778	142,229
Sitronix Technology Corp.	47,000	342,782
Security	Shares	Value

Taiwan (continued)
Solar Applied Materials Technology Corp.	219,943	$265,899
Sporton International Inc.	26,000	204,142
Standard Foods Corp.	219,000	292,406
Sunny Friend Environmental Technology Co. Ltd.	33,000	167,380
Sunplus Technology Co. Ltd.	219,000	179,426
Supreme Electronics Co. Ltd.	164,705	247,624
Synmosa Biopharma Corp.	73,000	105,658
Systex Corp.	73,000	238,417
TA Chen Stainless Pipe	514,527	754,272
Ta Ya Electric Wire & Cable	292,060	295,002
Taichung Commercial Bank Co. Ltd.	1,258,994	599,662
TaiMed Biologics Inc.(a)	73,000	267,269
Tainan Spinning Co. Ltd.	438,190	230,551
Taiwan Cogeneration Corp.	235,656	386,928
Taiwan Fertilizer Co. Ltd.	219,000	431,677
Taiwan Glass Industry Corp.	470,000	280,146
Taiwan Hon Chuan Enterprise Co. Ltd.	122,004	412,241
Taiwan Mask Corp.	81,000	212,855
Taiwan Paiho Ltd.	119,050	211,960
Taiwan Secom Co. Ltd.	93,450	357,261
Taiwan Semiconductor Co. Ltd.	86,000	264,179
Taiwan Shin Kong Security Co. Ltd.	122,366	165,450
Taiwan Surface Mounting Technology Corp.	114,000	373,877
Taiwan TEA Corp.(a)	366,000	264,735
Taiwan Union Technology Corp.	146,000	355,901
Taiwan-Asia Semiconductor Corp.	146,000	174,614
Tatung Co. Ltd.(a)	584,000	803,300
TCI Co. Ltd.	37,528	215,554
Teco Electric and Machinery Co. Ltd.	438,000	729,170
Test Research Inc.	73,000	152,486
Ton Yi Industrial Corp.	292,000	182,084
Tong Hsing Electronic Industries Ltd.	62,676	372,541
Tong Yang Industry Co. Ltd.	146,133	234,770
Topco Scientific Co. Ltd.	59,000	383,040
TPK Holding Co. Ltd.	146,000	201,212
Transcend Information Inc.	73,000	182,737
Tripod Technology Corp.	146,000	610,034
TSEC Corp.(a)	165,931	192,909
TSRC Corp.	236,000	195,526
TTY Biopharm Co. Ltd.	100,450	247,259
Tung Ho Steel Enterprise Corp.	210,750	383,170
TXC Corp.	73,000	214,019
U-Ming Marine Transport Corp.	157,000	246,873
Union Bank of Taiwan.	757,974	410,658
United Integrated Services Co. Ltd.	73,400	545,565
United Renewable Energy Co. Ltd.(a)	522,059	341,777
UPC Technology Corp.	438,741	204,490
UPI Semiconductor Corp.(a)	18,000	177,322
USI Corp.	292,070	218,279
Via Technologies Inc.	81,000	211,738
VisEra Technologies Co. Ltd.	73,000	540,843
Visual Photonics Epitaxy Co. Ltd.	73,425	248,927
Wafer Works Corp.	228,918	333,954
Waffer Technology Corp.	73,000	295,777
Wah Lee Industrial Corp.	74,340	209,259
Walsin Technology Corp.	146,000	493,089
Wisdom Marine Lines Co. Ltd.	168,000	277,988
Wistron NeWeb Corp.	121,481	345,581
WT Microelectronics Co. Ltd.	146,757	314,302
XinTec Inc.	73,000	248,676

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Xxentria Technology Materials Corp.	111,000	$251,886
YFY Inc.	438,000	451,164
Yieh Phui Enterprise Co. Ltd.	382,586	191,878
Yulon Finance Corp.	98,896	626,100
Yulon Motor Co. Ltd.	213,026	606,077
YungShin Global Holding Corp.	73,200	109,116
		82,079,156
Thailand — 3.5%
AEON Thana Sinsap Thailand PCL, NVDR(c)	56,100	321,414
Amata Corp. PCL, NVDR	474,576	301,232
AP Thailand PCL, NVDR.	1,259,600	419,743
Bangchak Corp. PCL, NVDR	432,300	397,074
Bangkok Chain Hospital PCL, NVDR(c)	686,200	364,409
Bangkok Commercial Asset Management PCL, NVDR(c)	591,300	186,747
Bangkok Land PCL, NVDR	7,369,800	179,941
Bangkok Life Assurance PCL, NVDR	238,100	184,733
Betagro PCL, NVDR	240,900	190,366
Central Plaza Hotel PCL, NVDR(a)(c)	234,200	337,805
CH Karnchang PCL, NVDR(c)	624,300	344,436
Chularat Hospital PCL, NVDR(c)	2,817,800	265,156
CK Power PCL, NVDR(c)	1,334,100	127,205
Dhipaya Group Holdings PCL, NVDR(c)	144,100	180,062
Ditto Thailand PCL, NVDR(c)	89,400	85,337
Eastern Polymer Group PCL, NVDR(c)	585,900	117,847
Erawan Group PCL (The), NVDR(a)	1,520,300	180,806
Esso Thailand PCL, NVDR(c)	489,100	121,462
GFPT PCL, NVDR	275,900	97,358
Gunkul Engineering PCL, NVDR(c)	1,928,599	186,011
Hana Microelectronics PCL, NVDR(c)	244,800	309,209
IRPC PCL, NVDR(c)	3,514,500	224,004
Jasmine International PCL, NVDR(a)(c)	2,284,900	110,920
Jay Mart PCL, NVDR(c)	299,300	175,222
JMT Network Services PCL, NVDR	219,000	270,603
KCE Electronics PCL, NVDR	310,700	347,785
Khon Kaen Sugar Industry PCL, NVDR	1,293,130	127,655
Kiatnakin Phatra Bank PCL, NVDR	131,432	237,800
Major Cineplex Group PCL, NVDR(c)	327,700	145,871
MBK PCL, NVDR	548,500	254,953
Mega Lifesciences PCL, NVDR	189,800	212,429
MK Restaurants Group PCL, NVDR	94,900	141,083
Ngern Tid Lor PCL, NVDR	445,300	355,088
Plan B Media PCL, NVDR	1,197,280	309,431
Pruksa Holding PCL, NVDR(c)	365,000	130,013
PTG Energy PCL, NVDR(c)	436,800	150,479
Quality Houses PCL, NVDR	3,067,467	202,655
Ramkhamhaeng Hospital PCL, NVDR	174,800	233,341
Sabuy Technology PCL, NVDR(c)	408,800	140,846
Sansiri PCL, NVDR	6,928,400	346,263
Sappe PCL, NVDR	29,200	71,112
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR	460,000	112,316
Sino-Thai Engineering & Construction PCL, NVDR	566,228	151,919
SISB PCL, NVDR	65,700	75,045
Sri Trang Agro-Industry PCL, NVDR	408,880	223,082
Star Petroleum Refining PCL, NVDR(c)	759,200	179,750
Supalai PCL, NVDR	627,800	364,343
Super Energy Corp. PCL, NVDR(c)	8,263,600	137,641
Thai Union Group PCL, NVDR	868,700	366,951
Thai Vegetable Oil PCL, NVDR(c)	299,560	221,560
Thanachart Capital PCL, NVDR	153,300	227,881
Security	Shares	Value

Thailand (continued)
Thonburi Healthcare Group PCL, NVDR(c)	149,400	$292,876
Thoresen Thai Agencies PCL, NVDR	632,100	129,818
Tipco Asphalt PCL, NVDR(c)	410,000	214,425
TOA Paint Thailand PCL, NVDR(c)	316,700	302,384
TPI Polene Power PCL, NVDR(c)	1,816,100	171,173
TTW PCL, NVDR(c)	956,300	233,491
VGI PCL, NVDR	2,732,350	252,634
WHA Corp. PCL, NVDR	4,105,800	521,183
		13,264,379
Turkey — 1.6%
Aksa Akrilik Kimya Sanayii AS	61,612	189,706
Alarko Holding AS	80,301	262,541
Anadolu Efes Biracilik Ve Malt Sanayii AS	91,177	256,237
Cimsa Cimento Sanayi VE Ticaret AS	23,579	122,915
Dogan Sirketler Grubu Holding AS	586,701	235,818
Dogus Otomotiv Servis ve Ticaret AS	20,148	138,841
EGE Endustri VE Ticaret AS	584	131,426
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,000,100	342,914
Enerjisa Enerji AS(b)	119,501	178,461
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	45,771	88,642
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(a)	42,998	124,202
Hektas Ticaret TAS(a)	1	1
Is Gayrimenkul Yatirim Ortakligi AS(a)	174,470	74,880
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	316,966	268,850
Kimteks Poliuretan Sanayi VE Ticaret AS, NVS	18,980	75,052
Kizilbuk Gayrimenkul Yatirim Ortakligi AS, NVS(a)	1	—
Kontrolmatik Enerji Ve Muhendislik AS, NVS	32,923	227,033
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	86,359	188,276
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	93,951	244,757
Migros Ticaret AS	41,285	343,428
MLP Saglik Hizmetleri AS(a)(b)	53,947	174,300
Nuh Cimento Sanayi AS	26,444	161,824
ODAS Elektrik Uretim ve Sanayi Ticaret AS(a)	382,012	121,952
Otokar Otomotiv Ve Savunma Sanayi AS(a)	22,265	179,305
Oyak Cimento Fabrikalari AS(a)	141,620	282,325
Petkim Petrokimya Holding AS(a)	461,652	311,927
Qua Granite Hayal(a)	26,134	105,862
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	119,866	179,305
Selcuk Ecza Deposu Ticaret ve Sanayi AS	57,013	92,158
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	28,658	105,790
TAV Havalimanlari Holding AS(a)	93,878	351,893
Turk Traktor ve Ziraat Makineleri AS	6,643	211,876
Turkiye Sinai Kalkinma Bankasi AS(a)	565,896	112,064
Ulker Biskuvi Sanayi AS(a)	72,124	117,558
Vestel Elektronik Sanayi ve Ticaret AS(a)	62,123	134,690
Zorlu Enerji Elektrik Uretim AS(a)	377,483	89,743
		6,226,552
United Arab Emirates — 1.0%
Agthia Group PJSC	138,907	184,473
Air Arabia PJSC	906,441	557,741
Ajman Bank PJSC(a)	326,164	191,833
Al Waha Capital PJSC	528,687	168,263
Al Yah Satellite Communications Co.	382,958	266,917
Amanat Holdings PJSC	461,783	122,079
Aramex PJSC	299,530	238,127
Dana Gas PJSC	1,287,647	287,747
Drake & Scull International PJSC(a)(d)	241,185	1,215
Dubai Financial Market PJSC	553,267	218,109

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Dubai Investments PJSC	821,104	$491,497
Emirates Central Cooling Systems Corp.	633,348	294,865
National Central Cooling Co. PJSC	268,932	213,801
Ras Al Khaimah Ceramics	212,146	150,173
Sharjah Islamic Bank	476,304	265,642
Taaleem Holdings PSC, NVS(a)	47,231	35,877
		3,688,359
Total Common Stocks — 98.2%
(Cost: $369,242,924)		369,542,573

Preferred Stocks

Brazil — 0.8%
Alpargatas SA, Preference Shares, NVS(a)	83,293	171,403
Azul SA, Preference Shares, NVS(a)	104,317	346,469
Banco ABC Brasil SA, Preference Shares, NVS	35,857	117,608
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	76,470	187,508
Banco Pan SA, Preference Shares, NVS	126,071	162,270
Bradespar SA, Preference Shares, NVS	97,966	411,112
Cia de Saneamento do Parana, Preference Shares, NVS	140,963	112,530
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	72,562	118,999
Marcopolo SA, Preference Shares, NVS	213,087	194,048
Metalurgica Gerdau SA, Preference Shares, NVS	276,451	610,848
Randon SA Implementos e Participacoes, Preference Shares, NVS	76,650	162,568
Unipar Carbocloro SA, Class B, Preference Shares, NVS	20,504	276,402
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	150,964	208,891
		3,080,656
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	188,267	481,124

Total Preferred Stocks — 1.0%
(Cost: $3,108,989)		3,561,780

Rights

Kuwait — 0.0%
Kuwait International Bank KSCP, (Expires 06/20/23)	170,083	11,005
Security	Shares	Value

South Korea — 0.0%
Intellian Technologies Inc.,
(Expires 07/13/23, Strike Price KRW 58,300.00)	546	$3,949

Total Rights — 0.0%
(Cost: $—)		14,954

Total Long-Term Investments — 99.2%
(Cost: $372,351,913)		373,119,307

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(g)(h)(i)	24,708,585	24,713,527

Total Short-Term Securities — 6.6%
(Cost: $24,708,509)		24,713,527

Total Investments — 105.8%
(Cost: $397,060,422)		397,832,834

Liabilities in Excess of Other Assets — (5.8)%		(21,651,818)

Net Assets — 100.0%		$376,181,016

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $153,244, representing less than 0.05% of its net assets as of period end, and an original cost of $200,469.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

											Capital
											Gain
						Change in					Distributions
						Unrealized		Shares			from
	Value at	Purchases	Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost	from Sale		Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,516,997	$—	$(797,597	)(a)	$221	$(6,094)	$24,713,527	24,708,585	$797,562	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	490,000	—	(490,000	)(a)	—	—	—	—	16,475		1
					$221	$(6,094)	$24,713,527		$814,037		$1

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI Emerging Markets Index	47	06/16/23	$2,248	$(36,465)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$60,820,144	$307,989,812	$732,617	$369,542,573
Preferred Stocks	3,561,780	—	—	3,561,780
Rights	11,005	3,949	—	14,954
Short-Term Securities
Money Market Funds	24,713,527	—	—	24,713,527
	$89,106,456	$307,993,761	$732,617	$397,832,834

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(36,465)	$—	$—	$(36,465)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
		NVS	Non-Voting Shares
ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt